CASH AND CASH EQUIVALENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash restricted for environmental matters	$ 17.1	$ 6.5